Investments - Schedule of Investments (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments [Line Items]
Equity Method Investments	$ 11,047	$ 24,752	$ 23,217
Equity Security Investment in SGLT	14,990
Total Investment	$ 26,037	24,752
SGLT
Investments [Line Items]
Equity Method Investments		12,319	9,566
LanzaJet
Investments [Line Items]
Equity Method Investments		$ 12,433	$ 13,651